RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RESTRICTED NET ASSETS
Minimum required percentage of after tax profit appropriated to general reserve fund	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Reserve funds not distributed as cash dividends	¥ 1,029	¥ 904	¥ 826
Restricted share capital	2,809
Restricted net assets not available for distribution to the Company in the form of dividends, loans or advances	¥ 3,838